UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                   811-0523

The Dreyfus Fund Incorporated (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2009

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Fund Incorporated
September 30, 2009 (Unaudited)

Common Stocks--98.8%	Shares	Value ($)

Consumer Discretionary--11.9%
Autoliv	284,570	9,561,552
Carnival	306,620	10,204,314
Home Depot	461,098	12,283,651
Kohl's	187,610 a	10,703,150
Newell Rubbermaid	448,320	7,034,141
News, Cl. A	1,317,076	15,791,741
Nordstrom	178,400	5,448,336
Omnicom Group	216,300	7,990,122
SK Equity Fund, LP (Units)	1.28 c	28,863
Staples	350,150	8,130,483
Target	146,220	6,825,550
Time Warner	347,182	9,991,898
Viacom, Cl. B	273,160 a	7,659,406
		111,653,207
Consumer Staples--8.1%
Cadbury, ADR	87,976	4,505,251
Coca-Cola Enterprises	474,170	10,151,980
CVS Caremark	190,324	6,802,180
Estee Lauder, Cl. A	198,170	7,348,144
PepsiCo	348,100	20,419,546
Philip Morris International	400,565	19,523,538
Whole Foods Market	234,220 a	7,141,368
		75,892,007
Energy--10.4%
Anadarko Petroleum	111,470	6,992,513
Chevron	296,470	20,880,382
ENI, ADR	204,260	10,182,361
ENSCO International	180,200	7,665,708
Halliburton	252,912	6,858,973
Hess	88,920	4,753,663
Newfield Exploration	204,420 a	8,700,115
Occidental Petroleum	268,680	21,064,512
XTO Energy	242,865	10,035,182
		97,133,409
Exchange Traded Funds--.5%
Standard & Poor's Depository
Receipts (Tr. Ser. 1)	44,460	4,694,531
Financial--15.8%
Bank of America	1,488,910	25,192,357

BlackRock	32,855	7,123,621
Citigroup	2,012,110	9,738,612
Franklin Resources	82,600	8,309,560
Genworth Financial, Cl. A	607,070	7,254,486
Goldman Sachs Group	88,710	16,353,688
JPMorgan Chase & Co.	558,080	24,455,066
Lincoln National	313,670	8,127,190
MetLife	259,990	9,897,819
Morgan Stanley	413,310	12,763,013
State Street	182,530	9,601,078
Wells Fargo & Co.	308,210	8,685,358
		147,501,848
Health Care--15.0%
Abbott Laboratories	168,510	8,336,190
Alexion Pharmaceuticals	150,120 a	6,686,345
AmerisourceBergen	219,340	4,908,829
Amgen	254,670 a	15,338,774
Boston Scientific	433,640 a	4,592,248
CIGNA	336,120	9,441,611
Covidien	162,365	7,023,910
Galen Partners II, LP (Units)	0.47 c	60,204
Gilead Sciences	170,340 a	7,934,437
Hospira	113,880 a	5,079,048
King Pharmaceuticals	414,520 a	4,464,380
Merck & Co.	150,720	4,767,274
Pfizer	1,475,960	24,427,138
Roche Holding, ADR	115,410	4,685,646
Schering-Plough	376,710	10,642,057
Teva Pharmaceutical Industries,
ADR	102,570	5,185,939
Universal Health Services, Cl. B	114,800	7,109,564
Vertex Pharmaceuticals	240,440 a	9,112,676
		139,796,270
Industrial--10.7%
Cummins	146,550	6,566,905
Dover	260,630	10,102,019
FedEx	156,480	11,770,426
General Electric	473,390	7,773,064
JetBlue Airways	472,220 a	2,823,876
KBR	275,535	6,417,210
Norfolk Southern	343,150	14,793,196
Parker Hannifin	173,700	9,004,608
Raytheon	212,260	10,182,112
Textron	405,560	7,697,529
Tyco International	359,185	12,384,699
		99,515,644

Information Technology--18.6%
Apple	139,506 a	25,860,227
Broadcom, Cl. A	303,120 a	9,302,753
Cisco Systems	920,933 a	21,678,763
EMC	696,150 a	11,862,396
Google, Cl. A	40,853 a	20,256,960
Hewlett-Packard	411,270	19,416,057
International Business Machines	72,990	8,730,334
Microsoft	1,006,730	26,064,240
Oracle	650,648	13,559,504
Teradata	213,700 a	5,881,024
Tyco Electronics	281,370	6,268,924
VMware, Cl. A	116,680 a	4,687,035
		173,568,217
Materials--2.9%
Dow Chemical	430,380	11,220,007
E.I. du Pont de Nemours & Co.	327,440	10,523,922
Owens-Illinois	142,840 a	5,270,796
		27,014,725
Telecommunication Services--1.6%
AT & T	563,700	15,225,537
Utilities--3.3%
American Electric Power	186,830	5,789,862
Dominion Resources	226,420	7,811,490
Mirant	308,430 a	5,067,505
Sempra Energy	239,230	11,916,046
		30,584,903
Total Common Stocks
(cost $799,955,400)		922,580,298

Other Investment--1.8%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $17,154,000)	17,154,000 [b]	17,154,000

Total Investments (cost $817,109,400)	100.6%	939,734,298
Liabilities, Less Cash and Receivables	(.6%)	(6,040,551)
Net Assets	100.0%	933,693,747

ADR - American Depository Receipts

a	Non-income producing security.

b	Investment in affiliated money market mutual fund.

c	Securities restricted as to public resale. Investment in restricted securities with aggregated market value assets of $89,067 representing 0.01% of net assets (see below).

	Acquisition	Purchase	Net
Issuer	Date	Price ($)†	Assets (%)	Valuation ($)††

Galen Partners II, LP (Units)	5/1/96-1/3/97	946,446.01		127,987 per unit
SK Equity Fund, LP (Units)	3/8/95-9/18/96	298,059.00		22,497 per unit
† Average cost per unit.
†† The valuation of these securities has been determined in good faith under the direction of the Board of Directors.

At September 30, 2009 , the aggregate cost of investment securities for income tax purposes was $817,109,340. Net unrealized appreciation on investments was $122,624,898 of which $150,007,333 related to appreciated investment securities and $27,382,435 related to depreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2009 in valuing the fund's investments:

	Level 1 -	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Investments in Securities:

Equity Securities - Domestic+	883,675,951	-	-	883,675,951

Equity Securities - Foreign+	34,120,749	-	-	34,120,749

Mutual Funds/Exchange Traded Funds	21,848,531			21,848,531

Private Equities	-	-	89,067	89,067

Other Financial Instruments++	-	-	-	-

Liabilities ($)

Other Financial Instruments++	-	-	-	-

+ See Statement of Investments for industry classification.

++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Private Equities ($)

Balance as of 12/31/2008	138,464

Realized gain (loss)	0

Change in unrealized appreciation	0
(depreciation)

Net purchases (sales)	(49,397)

Transfers in and/or out of Level 3	0

Balance as of 9/30/2009	89,067

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund adopted the provisions of ASC 815 Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended September 30, 2009. These disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate. Financial futures are valued at the last sales price.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Fund Incorporated

By:	/s/ J. David Officer

J. David Officer
President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer

J. David Officer
President

Date:	November 19, 2009

By:	/s/ James Windels

James Windels
Treasurer

Date:	November 19, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)